Share-Based Compensation (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following is a summary of the Company’s RSU awards:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2022	122,440	$48.00
Granted	24,705	67.81
Vested	(3,120)	50.47
Forfeited	—	—
Nonvested at March 31, 2023	144,025	$51.34

The following is a summary of the Company’s RSU awards:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at December 31, 2022	122,440	$48.00
Granted	24,705	67.81
Vested	(4,560)	54.07
Forfeited	—	—
Non-vested at June 30, 2023	142,585	$51.24

The following is a summary of the Company’s RSUs:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2022	112,880	$47.49
Granted	13,160	54.78
Vested	(2,000)	59.87
Forfeited	(1,600)	52.92
Nonvested at December 31, 2022	122,440	$48.00